Segmental analysis - Geographical segments (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 30, 2017
Geographical segments
Total revenue	£ 16,656	£ 16,063	£ 15,945
Net interest income	8,656	8,987	8,708
Net fees and commissions	2,357	2,455	2,535
Income from trading activities	1,507	634	974
Other operating income	882	1,057	373
Total income	13,402	13,133	12,590
Operating profit/(loss) before tax	3,359	2,239	(4,082)
Total assets	694,235	738,056	798,656	£ 738,056
Total liabilities	647,745	688,963	749,252	688,963
Net assets attributable to equity owners and non-controlling interests	46,490	49,093	49,404	£ 49,093
Contingent liabilities and commitments	126,883	136,050	150,691
UK
Geographical segments
Total revenue	15,351	15,011	14,606
Net interest income	8,223	8,611	8,243
Net fees and commissions	2,183	2,192	2,287
Income from trading activities	1,308	570	790
Other operating income	467	806	261
Total income	12,181	12,179	11,581
Operating profit/(loss) before tax	3,805	3,230	(2,214)
Total assets	624,228	662,314	715,685
Total liabilities	588,185	626,103	675,089
Net assets attributable to equity owners and non-controlling interests	36,043	36,211	40,596
Contingent liabilities and commitments	121,267	128,127	141,963
US
Geographical segments
Total revenue	300	192	264
Net interest income		(4)	82
Net fees and commissions	12	97	9
Income from trading activities	124	83	159
Other operating income	119	22	(40)
Total income	255	198	210
Operating profit/(loss) before tax	(718)	(580)	(1,652)
Total assets	32,573	38,485	44,447
Total liabilities	31,329	36,564	44,513
Net assets attributable to equity owners and non-controlling interests	1,244	1,921	(66)
Contingent liabilities and commitments		78	639
Europe
Geographical segments
Total revenue	838	655	738
Net interest income	404	346	302
Net fees and commissions	102	113	175
Income from trading activities	68	(24)	18
Other operating income	229	121	9
Total income	803	556	504
Operating profit/(loss) before tax	150	(485)	(266)
Total assets	34,441	34,280	32,142
Total liabilities	27,183	25,171	26,311
Net assets attributable to equity owners and non-controlling interests	7,258	9,109	5,831
Contingent liabilities and commitments	5,408	7,823	8,038
RoW
Geographical segments
Total revenue	167	205	337
Net interest income	29	34	81
Net fees and commissions	60	53	64
Income from trading activities	7	5	7
Other operating income	67	108	143
Total income	163	200	295
Operating profit/(loss) before tax	122	74	50
Total assets	2,993	2,977	6,382
Total liabilities	1,048	1,125	3,339
Net assets attributable to equity owners and non-controlling interests	1,945	1,852	3,043
Contingent liabilities and commitments	£ 208	£ 22	£ 51